Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 29, 2017
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Stock Split

Stock Split: On November 23, 2015, the Company’s Board of Directors authorized a two-for-one split of the Company’s voting common stock, which was subsequently approved by shareholders at the Company’s Annual Meeting on January 26, 2016, and effected on January 27, 2016. The Company’s voting common stock was reclassified by reducing the par value from $.0293 per share to $.01465 per share and the number of authorized shares was increased from 800 million to 1.6 billion shares, in order to effect the two-for-one stock split. The Company distributed the additional shares of $.01465 par value common stock on February 9, 2016, and the shares began trading at the post-split price on February 10, 2016.

Unless otherwise noted, all prior year share amounts and per share calculations throughout this Annual Report have been restated to reflect the impact of this split and to provide data on a comparable basis. Such restatements include calculations regarding the Company’s weighted-average shares, earnings per share, and dividends per share, as well as disclosures regarding the Company’s stock-based compensation plans and share repurchase activity.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year	Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal years 2017 and 2015 consisted of 52 weeks and fiscal 2016 consisted of 53 weeks.
Cash and Cash Equivalents

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 29, 2017, and October 30, 2016, consisted primarily of bank deposits, money market funds rated AAA, or other highly liquid investment accounts. The Net Asset Value (NAV) of the Company’s money market funds is based on the market value of the securities in their portfolio.

Fair Value Measurements

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes G, H, and M.

Investments

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. Under the plans, the participants can defer certain types of compensation and elect to receive a return on the deferred amounts based on the changes in fair value of various investment options, primarily a variety of mutual funds. The Company has corporate-owned life insurance policies on certain participants in the deferred compensation plans. The cash surrender value of the policies is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated gains of $6.2 million, $2.6 million, and $2.4 million for fiscal years 2017, 2016, and 2015, respectively.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method. Adjustments to the Company’s lower of cost or market inventory reserve are reflected in cost of products sold in the Consolidated Statements of Operations.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Internal-use software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all material development and implementation costs, and purchased software costs are capitalized as part of machinery and equipment and amortized using the straight-line method over the remaining estimated useful lives.

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and Other Indefinite-Lived Intangibles: Indefinite-lived intangible assets are originally recorded at their estimated fair values at date of acquisition and the residual of the purchase price is recorded to goodwill. Goodwill and other indefinite-lived intangible assets are allocated to reporting units that will receive the related sales and income. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company has the option to first assess qualitative factors to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company elects to perform a qualitative assessment and determines an impairment is more likely than not, the Company is required to perform a quantitative impairment test. Otherwise, no further analysis is required. Alternatively, the Company may elect not to perform the qualitative assessment and proceed directly to the quantitative impairment test.

Prior to the fourth quarter of fiscal 2017, if the carrying value of a reporting unit exceeded its fair value, the Company completed the second step of the test to determine the amount of goodwill impairment loss, if any, to be recognized. In the second step, the Company estimated an implied fair value of the reporting unit’s goodwill by allocating the fair value of the reporting unit to all of the assets and liabilities other than goodwill (including any unrecognized intangible assets). The impairment loss was equal to the excess of the carrying value of the goodwill over the implied fair value of that goodwill. As a result of adopting Accounting Standards Update (ASU) 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350), beginning in the fourth quarter of fiscal 2017, if the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment loss equal to the difference between the carrying value and estimated fair value of the reporting unit.

In conducting a qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, the Company assesses critical areas that may impact its business, including macroeconomic conditions and the related impact, market-related exposures, any plans to market for sale all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If performed, the quantitative goodwill impairment test is performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the quantitative assessment results in the carrying value exceeding the fair value of any reporting unit, then the results from the quantitative analysis will be relied upon to determine both the existence and amount of goodwill impairment. An impairment loss will be recognized for the amount by which the reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill in that reporting unit.

During the fourth quarter of fiscal 2017, the Company completed its annual impairment tests and elected to perform a quantitative assessment. As a result of the quantitative testing during fiscal 2017 and qualitative testing during fiscal years 2016 and 2015, no impairment charges were recorded other than for the Company’s Diamond Crystal Brands (DCB) assets divested during fiscal 2016. See additional discussion regarding the Company’s assets held for sale in Note E.

In conducting the annual impairment test for its indefinite-lived intangible assets, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that an indefinite-lived intangible asset is impaired. If the Company concludes that this is the case, then a quantitative test for impairment must be performed. Otherwise, the Company does not need to perform a quantitative test.

In conducting the qualitative assessment, the Company analyzes growth rates for historical and projected net sales and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their intangible assets or the applicable royalty rates to determine if there are factors that could indicate impairment of the asset.

If performed, the quantitative impairment test compares the fair value and carrying value of the indefinite-lived intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. Even if not required, the Company periodically elects to perform the quantitative test in order to confirm the qualitative assessment.

A quantitative assessment was conducted in the fourth quarter of fiscal 2017. The Company recorded no material impairment charges for indefinite-lived intangible assets for fiscal years 2017, 2016, or 2015. See additional discussion regarding impairment charges in Note D.

Impairment of Long-Lived Assets and Definite-Lived Intangible Assets

Impairment of Long-Lived Assets and Definite-Lived Intangible Assets: Definite-lived intangible assets are amortized over their estimated useful lives. The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. No material write-downs were recorded in fiscal years 2017, 2016, or 2015.

Assets Held for Sale

Assets Held for Sale: The Company classifies assets as held for sale when management approves and commits to a formal plan of sale with the expectation the sale will be completed within one year. The net assets of the business held for sale are then recorded at the lower of their current carrying value or the fair market value, less costs to sell. See additional discussion regarding the Company’s assets held for sale in Note E.

Employee Benefit Plans

Employee Benefit Plans: The Company has elected to use the corridor approach to recognize expenses related to its defined benefit pension and other post-retirement benefit plans. Under the corridor approach, actuarial gains or losses resulting from experience different from that assumed and from changes in assumptions are deferred and amortized over future periods. For the defined benefit pension plans, the unrecognized gains and losses are amortized when the net gain or loss exceeds 10.0% of the greater of the projected benefit obligation or the fair value of plan assets at the beginning of the year. For the other post-retirement plans, the unrecognized gains and losses are amortized when the net gain or loss exceeds 10.0% of the accumulated pension benefit obligation at the beginning of the year. For plans with active employees, net gains or losses in excess of the corridor are amortized over the average remaining service period of participating employees expected to receive benefits under those plans. For plans with only retiree participants, net gains or losses in excess of the corridor are amortized over the average remaining life of the retirees receiving benefits under those plans.

Contingent Liabilities

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range which constitutes the Company’s best estimate. The Company also discloses the nature of and range of loss for claims against the Company when losses are reasonably possible and material.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note H.

Equity Method Investments

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent and for which there are no other indicators of control. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of its equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). Excluding charges related to the exit from international joint venture businesses in fiscal 2015, there were no other charges on any of the Company’s equity investments in fiscal years 2017, 2016, or 2015. See additional discussion regarding the Company’s equity method investments in Note I.

Revenue Recognition

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and reasonably assured collectability.

The Company offers various sales incentives to customers and consumers. Incentives offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reductions of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2017, 2016, and 2015 were $135.6 million, $204.1 million, and $145.3 million, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.
Research and Development Expenses

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2017, 2016, and 2015 were $34.2 million, $34.7 million, and $32.0 million, respectively.

Income Taxes

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation – Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases

Share Repurchases: On January 29, 2013, the Company’s Board of Directors authorized the repurchase of 10.0 million shares (pre-split) of its common stock with no expiration date. The Company may purchase shares of its common stock through open market and privately negotiated transactions at prices deemed appropriate by management. On November 23, 2015, the Company’s Board of Directors authorized a two-for-one split of the Company’s voting common stock. As part of the Board’s approval of that stock split, the number of shares remaining to be repurchased was adjusted proportionately. The timing and amount of repurchase transactions under the repurchase authorization depend on market conditions as well as corporate and regulatory considerations. During the year ended October 29, 2017, the Company repurchased a total of 2.7 million shares at an average price of $34.51. As of October 29, 2017, the remaining share repurchase authorization under the program was 10.5 million shares (post-split).

Supplemental Cash Flow Information

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows primarily consist of unrealized gains or losses on the Company’s rabbi trust. The noted investments are included in other assets on the Consolidated Statements of Financial Position. Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as either interest and investment income (loss) or interest expense, as appropriate.

On March 16, 2015, the Company purchased the remaining 19.29% ownership interest in its Shanghai Hormel Foods Corporation joint venture from the minority partner Shanghai Shanghai Meat Products Co. Ltd., resulting in 100.0% ownership of that business. The interest was purchased with $11.7 million in cash, along with the transfer of land use rights and buildings held by the joint venture. The difference between the fair value of the consideration given and the reduction in the noncon-trolling interest was recognized as an $11.9 million reduction in additional paid-in capital attributable to the Company. The Company has continued to manufacture at the Shanghai facility by leasing the land use rights and buildings from the previous minority partner. During fiscal 2017, the Company has been transitioning its operations from this facility to the new plant in Jiaxing. Production in Shanghai is expected to end in the first quarter of fiscal 2018.

Reclassifications

Reclassifications: Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. The reclassifications had no impact on net earnings or operating cash flows as previously reported.

Accounting Changes and Recent Accounting Pronouncements

Accounting Changes and Recent
Accounting Pronouncements:

New Accounting Pronouncements adopted in current fiscal year

In April 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-03, Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (Topic 835). The amendments require debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability. The updated guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company retrospectively adopted the new provisions of this accounting standard at the beginning of fiscal 2017, and adoption did not have a material impact on its consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement: Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent) (Topic 820). The update provides guidance on the disclosures for investments in certain entities that calculate net asset value (NAV) per share (or its equivalent). The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share (or its equivalent) as a practical expedient. The updated guidance is to be applied retrospectively and is effective for annual reporting periods beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company adopted the new provisions of this accounting standard at the beginning of fiscal 2017, and adoption did not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350). The updated guidance eliminates the second step of the two-step impairment test. The update modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An impairment charge should be recorded if a reporting unit’s carrying amount exceeds its fair value, limited to the amount of goodwill allocated to that reporting unit. The updated guidance is effective for fiscal years beginning after December 15, 2019, and is to be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The provisions of this new accounting standard were early adopted in the fourth quarter of fiscal 2017 in connection with the Company’s annual impairment testing. No impairment charges resulted from the Company’s quantitative impairment testing.

New Accounting Pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This topic converges the guidance within U.S. GAAP and international financial reporting standards and supersedes ASC 605, Revenue Recognition. The new standard requires companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard will also result in enhanced disclosures about revenue, provide guidance for transactions which were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” which defers the effective date of ASU 2014-09 by one year allowing early adoption as of the original effective date of December 15, 2016. In 2016 and 2017, the FASB issued ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12, ASU 2016-20 and ASU 2017-13 to clarify, among other things, the implementation guidance related to principal versus agent considerations, identifying performance obligations and accounting for licenses of intellectual property. The new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period, and early adoption is permitted for annual reporting periods beginning after December 15, 2016. The updated guidance is to be applied either retrospectively or by using a cumulative effect adjustment. The Company will adopt the provisions of this new accounting standard at the beginning of fiscal 2019. The Company has completed a significant portion of its detailed assessments relating to revenue streams and customer arrangements, and is focused on controls to support recognition and disclosure requirements under the new guidance. Based on the assessment to date, the Company does not expect the adoption of the new standard to have a material impact on its results of operations.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires lessees to put most leases on their balance sheets while recognizing expenses on their income statements in a manner similar to current U.S. GAAP. The guidance also eliminates current real estate-specific provisions for all entities. For lessors, the guidance modifies the classification criteria and the accounting for sales-type and direct financing leases. The updated guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The updated guidance is to be applied using modified retrospective method and early adoption is permitted. The Company expects to adopt the provisions of this new accounting standard at the beginning of fiscal 2020, and is in the process of evaluating the impact of adoption on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation:  Improvements to Employee Share-Based Payment Accounting (Topic 718). The update simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted in any interim or annual period, with adjustments reflected as of the beginning of the fiscal year. Accordingly, the Company will adopt the provisions of this new accounting standard at the beginning of fiscal 2018. This will result in realized excess tax benefits (“windfalls”) and tax deficiencies (“shortfalls”) upon exercise or vesting of stock-based awards being recorded in its Consolidated Statements of Operations instead of additional paid-in capital within its Consolidated Statements of Financial Position. In addition, realized windfalls of $29.5 million in fiscal 2017 and $47.7 million in fiscal 2016 will be reclassified from financing activities to operating activities in its Consolidated Statements of Cash Flows. These amounts may not necessarily be indicative of future amounts that may be recognized subsequent to the adoption of this new standard as windfall and shortfall tax benefits are dependent upon future stock prices, employee exercise behavior, and applicable tax rates. In accordance with ASU 2016-09, the Company has made the accounting policy election to continue to account for forfeitures as they occur.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 958). The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendments replace the current incurred loss impairment methodology with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The updated guidance is to be applied on a modified retrospective approach and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, and interim periods therein. The Company is currently assessing the timing and impact of adopting the updated provisions.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments (Topic 230). The update makes eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted provided all amendments are adopted in the same period. The guidance requires application using a retrospective transition method. The Company expects to early adopt the provisions of this new accounting standard at the beginning of fiscal 2018. The Company does not expect a material impact to the presentation of its Statement of Cash Flows as a result of adoption.

In October 2016, the FASB issued ASU 2016-16, Income Taxes – Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). The updated guidance requires the recognition of the income tax consequences of an intra-entity asset transfer, other than transfers of inventory, when the transfer occurs. For intra-entity transfers of inventory, the income tax effects will continue to be deferred until the inventory has been sold to a third party. The updated guidance is effective for reporting periods beginning after December 15, 2017, with early adoption permitted only within the first interim period of a fiscal year. The guidance is required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently assessing the timing and impact of adopting the updated provisions.

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (Topic 715). The updated guidance requires an employer to report the service cost component of net periodic pension cost and net periodic post-retirement benefit cost in the same line item or items as other compensation costs. The updated guidance also requires the other components of net periodic pension cost and net periodic post-retirement benefit cost to be presented in the income statement separately from the service cost component and outside income from operations. Additionally, only the service cost component is eligible for capitalization, when applicable. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The updated guidance should be applied retrospectively for the presentation of the service cost component and other components of net benefit cost in the income statement and prospectively, on and after the effective date, for the capitalization of the service cost component of net benefit cost. The Company expects to adopt the provisions of this new accounting standard at the beginning of fiscal 2019 and is currently assessing the impact on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging – Targeted Improvements to Accounting for Hedging Activities (Topic 815). The updated guidance expands an entity’s ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. Entities will apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements apply prospectively. The updated guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted in any interim or annual period. The Company is currently assessing the timing and impact of adopting the updated provisions.

Any other recently issued accounting standards or pronouncements not disclosed above have been excluded as they either are not relevant to the Company, or they are not expected to have a material effect on its business practices, financial condition, results of operations, or disclosures.